Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash on hand	$ 117,506	$ 494,599
Prepaid expenses	134,425	171,908
Income Tax Receivable	8,765
Total current assets	260,696	666,507
Long-term prepaid expenses		135,036
Marketable securities and cash held in Trust Account	14,011,070	146,626,679
Total assets	14,271,766	147,428,222
Current liabilities:
Accounts payable and accrued offering cost	117,070	204,095
Income tax liability
Total current liabilities	117,070	204,095
Deferred underwriters’ discount	500,000	5,031,250
Total liabilities	617,070	5,235,345
Commitments and contingencies (Note 6)
Temporary Equity, Carrying Amount, Attributable to Parent	13,919,834	146,625,000
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(265,618)	(4,432,602)
Total stockholders’ deficit	(265,138)	(4,432,123)	[1]
Total liabilities and stockholders’ deficit	14,271,766	147,428,222
Common Class A [Member]
Stockholders’ deficit:
Common stock, value
Common Class B [Member]
Stockholders’ deficit:
Common stock, value	$ 479	$ 479

[1]	On May 20, 2021, the Company issued an aggregate of 4,312,500 founder shares to our sponsor. On September 27, 2021, our sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares. (See Note5).